FORWARD FUNDS

101 California Street, 16th Floor

San Francisco, California 94111

May 20, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)

File Nos.: 033-48940 and 811-06722

Filing pursuant to Rule 497(c)

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the May 1, 2016 Investor Class and Institutional Class statutory prospectus applicable to each series of the Registrant offering such share classes; and the May 1, 2016 Class A, Class B, Class C and Advisor Class statutory prospectus applicable to each series of the Registrant offering such share classes (together, the “Prospectuses”) filed pursuant to Rule 497(c) under the 1933 Act on May 4, 2016 (Accession Number: 0001193125-16-577638). The purpose of this filing is to submit the 497(c) filing dated May 4, 2016 in XBRL.

If you have any questions regarding this filing, please contact Megan Hadley Koehler, with the Registrant’s service provider, ALPS Fund Services, Inc., at (720) 917-0585 or via email at megan.koehler@alpsinc.com.

Sincerely,

/s/ Robert S. Naka
Robert S. Naka Vice President